Exceptional Items - Summary of Exceptional Items Related to the Samarco Dam Failure (Detail) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2024
Disclosure of exceptional items [line items]
Other income		$ 514		$ 368		$ 1,285
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure		(35,979)		(32,319)		(36,750)
(Loss)/profit from equity accounted investments, related impairments and expenses:
Fair value change on forward exchange derivatives	[1]	(130)		58		(84)
Net finance costs		(1,455)		(1,111)		(1,489)
Income tax expense		(9,388)		(7,210)		(6,447)
Tax expense (income)		9,388		7,210		6,447
Exceptional items net		3,371		1,138		5,763
Samarco dam failure
Disclosure of exceptional items [line items]
Other income	[2]	64		0		0
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	[3]	(215)		(211)		(139)
(Loss)/profit from equity accounted investments, related impairments and expenses:
Samarco dam failure provision	[4]	(778)		(659)		(2,833)
Fair value change on forward exchange derivatives	[5]	458		414		(199)
Net finance costs	[6]	(600)		(458)		(506)
Income tax expense	[7]	0		0		(85)
Tax expense (income)	[7]	0		0		85
Exceptional items net		$ 1,071	[8]	$ 914	[9]	$ 3,762	[10]

[1]	Fair value change on derivatives is principally related to commodity price contracts, foreign exchange contracts and embedded derivatives used in the ordinary course of business as well as derivatives used as part of the funding of dividends.
[2]	Proceeds from insurance settlements.
[3]	Includes legal and advisor costs incurred.
[4]	US$575 million (2025: US$540 million; 2024: US$3,700 million) change in estimate and US$203 million (2025: US$119 million; 2024: US$(867) million) exchange translation.
[5]	The Group enters into forward exchange contracts to limit the Brazilian reais exposure on the dam failure provision. While not applying hedge accounting, the fair value changes in the forward exchange instruments are recorded within Profit/(loss) from equity accounted investments, related impairments and expenses in the Income Statement.
[6]	Amortisation of discounting of provision.
[7]	Includes tax on forward exchange derivatives and other taxes incurred during the period.
[8]	Refer to note 4 'Significant events – Samarco dam failure' for further information.
[9]	Refer to note 4 'Significant events – Samarco dam failure' for further information.
[10]	Refer to note 4 'Significant events – Samarco dam failure' for further information.